State Street Loomis Sayles Opportunistic Bond ETF N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 31, 2026